Equity (Details)		Nov. 07, 2024 USD ($) shares	Sep. 01, 2024 USD ($) $ / shares shares	Sep. 01, 2024 HKD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 HKD ($) shares	Sep. 01, 2024 $ / shares	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 25, 2023	Jun. 30, 2023 USD ($)	Feb. 14, 2023 USD ($)	Feb. 14, 2023 HKD ($)	Sep. 13, 2019	May 11, 2017
Equity [Line Items]
Ordinary shares, shares authorized	[1]				500,000,000	500,000,000		500,000,000
Share capital											$ 12	$ 100
Non-controlling interest contributed					$ 6	$ 50
Aggregate proceeds | $		$ 19,800
Subscription receivable | $					$ (19,801)			$ (19,801)
Ordinary shares, par value | $ / shares
Value of new issued | $		$ 19,800
BU Production [Member]
Equity [Line Items]
Ownership percentage					50.00%	50.00%			50.00%
Ownership percentage, noncontrolling owner					50.00%	50.00%
BU Creation Limited [Member]
Equity [Line Items]
Ownership percentage														100.00%
Aggregate proceeds			$ 904,470	$ 7,100,000
Special dividend declared by per share | (per share)			$ 9,140				$ 71,000
Shares issued			100
Value of new issued			$ 904,470	7,100,000
Dividend account holder | $			495,663
BU Workshop Limited [Member]
Equity [Line Items]
Ownership percentage													75.00%
Aggregate proceeds			$ 178,346	1,400,000
Special dividend declared by per share | (per share)			$ 1,802				$ 14,000
Shares issued			100
Value of new issued			$ 178,346	$ 1,400,000
Dividend account holder | $			$ 79,082
IPO [Member]
Equity [Line Items]
Ordinary shares, shares issued		3,960,000
Subscription receivable [Member]
Equity [Line Items]
Subscription receivable | $					$ 19,801			$ 19,801		$ 19,801
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued	[1]				10,000,000	10,000,000		10,000,000
Ordinary shares, shares outstanding	[1]				10,000,000	10,000,000		10,000,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued	[1]				5,000,000	5,000,000		5,000,000
Ordinary shares, shares outstanding	[1]				5,000,000	5,000,000		5,000,000
Ordinary shares, par value | $ / shares

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1).